Convertible Promissory Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of outstanding convertible promissory notes
Convertible Promissory Notes	$2,926,755
Less current portion	878,283
Total long-term liabilities	$2,048,472

Convertible Promissory Notes	$3,078,312
Less current portion	3,016,037
Total long-term liabilities	$62,275

Schedule of maturities of long-term debt
Year Ending September 30,	Amount
2023	878,283
2024	2,034,700
2025	13,772
$2,926,755

Year Ending December 31,	Amount
2022	3,019,780
2023	62,275
$3,082,055